Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	eBay Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37713
Entity Tax Identification Number	77-0430924
Entity Address, Address Line One	2025 Hamilton Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95125
City Area Code	(408)
Local Phone Number	376-9659
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	EBAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001065088
Amendment Flag	false